Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Fair Value Measurements {1}
Financial liability measure at fair value on a recurring basis

The derivative liability in connection with the conversion feature of the convertible debt, classified as a Level 3 liability, is the only financial liability measure at fair value on a recurring basis.

The change in the Level 3 financial instrument is as follows:

Balance, July 1, 2013         $126,269

Issued during the Year ended June 30, 2014	150,444
Change in fair value recognized in operations	(65,319)

Balance, June 30, 2014      $211,394

Issued during the Year ended June 30, 2015	784,377
Converted during the Year ended June 30, 2015	(1,100,218)
Change in fair value recognized in operations	11,608,504

Balance, June 30, 2015      $11,504,057

Black-Scholes option pricing model assumptions

The estimated fair value of the derivative instruments were valued using the Black-Scholes option pricing model, using the following assumptions as of June 30, 2015:

Estimated Dividends	None
Expected Volatility	223% to 355%
Risk Free Interest Rate	0.90 – 0.27%
Expected Term	.01 to 1 years

Black-Scholes option pricing model assumptions.

The estimated fair value of the derivative instruments were valued using the Black-Scholes option pricing model, using the following assumptions as of December 31, 2015:

Estimated Dividends           None

Expected Volatility             223%

Risk Free Interest Rate       0.12%

Expected Term    .01 to 1 years